Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 142.7%

Michigan — 139.3%

Corporate — 3.8%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	$14,500	$16,358,466

County/City/Special District/School District — 27.7%
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.38%, 05/01/27	1,600	1,651,504
4.50%, 05/01/29	1,505	1,554,545
Battle Creek School District Michigan, GO, Refunding, (Q-SBLF), 5.00%, 05/01/37	1,170	1,350,894
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/35	2,965	3,345,202
Byron Center Public Schools, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/43	4,475	5,185,227
5.00%, 05/01/47	740	851,636
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 05/01/38	5,185	5,686,182
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF)(a):
5.50%, 05/01/21	3,385	3,540,033
County of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	2,186,760
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 05/01/39	5,300	5,316,271
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 05/01/32	1,500	1,681,395
5.00%, 05/01/33	1,600	1,792,368
5.00%, 05/01/34	1,200	1,343,064
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,284,586
East Lansing School District, GO, School Building & Site, Series I (Q-SBLF), 5.00%, 05/01/42	1,000	1,149,460
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 05/01/33	1,500	1,732,305
5.00%, 05/01/34	1,500	1,724,730
5.00%, 05/01/35	1,000	1,144,950

Security	Par (000)	Value

County/City/Special District/School District (continued)
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	$4,950	$5,222,250
Fraser Public School District, GO, Refunding, School Building & Site (Q-SBLF):
5.00%, 05/01/43	2,000	2,281,600
5.00%, 05/01/47	3,225	3,654,248
Gibraltar School District, GO, (Q-SBLF), 5.00%, 05/01/36	750	892,365
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 05/01/21(a)	1,540	1,610,532
5.50%, 05/01/21(a)	2,575	2,692,935
5.50%, 05/01/32	1,000	1,037,900
5.50%, 05/01/36	460	476,969
Grandville Public Schools, GO, School Building & Site:
Bonds, Series I (AGM), 4.00%, 05/01/38	1,410	1,597,995
Bonds, Series I (AGM), 4.00%, 05/01/39	1,000	1,128,960
Series II (AGM), 5.00%, 05/01/40	3,250	3,674,807
Gull Lake Community School District, GO, School Building & Site, Series I (Q-SBLF), 5.00%, 05/01/45	4,000	4,666,920
Hudsonville Public Schools, GO, Series I (Q-SBLF):
4.00%, 05/01/42	1,825	2,030,258
4.00%, 05/01/43	1,875	2,076,281
4.00%, 05/01/44	1,950	2,151,357
4.00%, 05/01/45	2,040	2,243,531
Jackson Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/42	4,000	4,702,880
Kentwood Public Schools, GO, School Building & Site:
5.00%, 05/01/41	1,120	1,232,336
5.00%, 05/01/44	1,815	1,983,105
Livonia Public Schools, GO, Series I (AGM), 5.00%, 05/01/43	5,000	5,459,500
Mattawan Consolidated School District Michigan, GO, Series I (Q-SBLF), 5.00%, 05/01/39	3,375	3,764,205
Mona Shores Public Schools, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/42	1,000	1,196,440
5.00%, 05/01/43	1,025	1,220,929
5.00%, 05/01/44	1,525	1,810,724

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Swartz Creek Community Schools, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/44	$4,270	$5,008,027
Troy School District Michigan, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/28	2,000	2,227,140
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 05/01/37	2,850	3,172,307
5.00%, 05/01/40	2,630	2,907,071
5.00%, 05/01/43	1,530	1,679,772
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 05/01/33	1,000	1,154,140
5.00%, 05/01/34	1,000	1,149,640
5.00%, 05/01/35	1,000	1,145,590

		119,773,826

Education — 28.6%
City of Grand Rapids Michigan EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	774,356
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,869,232
Lake Superior State University, RB, General (AGM), 5.00%, 01/15/48	3,750	4,233,487
Michigan Finance Authority, Refunding RB:
Cesar Chavez Academy Project, 4.00%, 02/01/29	700	632,198
5.00%, 02/01/33	830	782,217
College for Creative Studies, 4.00%, 12/01/33	1,720	1,734,706
5.00%, 12/01/36	1,550	1,604,374
5.00%, 12/01/40	2,900	2,977,111
5.00%, 12/01/45	4,400	4,500,100
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/29	5,900	6,122,194
4.00%, 11/01/30	2,850	2,950,263
4.00%, 11/01/31	3,150	3,251,651
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	1,994,814

Security	Par (000)	Value

Education (continued)
Oakland University, RB:
5.00%, 03/01/41	$3,635	$4,086,830
General, 5.00%, 03/01/32	400	423,616
General, Series A, 5.00%, 03/01/38	5,490	5,942,760
General, Series A, 5.00%, 03/01/43	16,845	18,044,701
State of Michigan University, Refunding RB, Series A, 5.00%, 08/15/38	10,000	11,051,000
State of Wayne University, RB, General, Series A, 5.00%, 11/15/40	13,000	14,308,580
University of Michigan, RB, Series A, 5.00%, 04/01/39	3,425	3,873,470
Western Michigan University, Refunding RB:
5.00%, 11/15/44	5,650	6,680,447
5.00%, 11/15/49	8,680	10,187,022
General, University and College Improvements, 5.25%, 11/15/40	3,500	3,670,660
General, University and College Improvements, 5.25%, 11/15/43	8,475	9,260,632
General, University and College Improvements (AGM), 5.25%, 11/15/33	1,000	1,121,750
General, University and College Improvements (AGM), 5.00%, 11/15/39	1,750	1,922,900

		124,001,071

Health — 33.5%
County of Grand Traverse Hospital Finance Authority, RB, Munson Healthcare Obligated Group:
Series A, 5.00%, 07/01/49	2,610	2,895,456
Series A, 5.00%, 07/01/44	4,230	4,496,702
Series A, 5.00%, 07/01/47	2,200	2,333,078
Series B, 4.00%, 07/01/49	2,000	2,058,940
Kalamazoo EDC, Refunding RB, Heritage Community of Kalamazoo Project:
5.00%, 05/15/32	1,920	1,833,542
5.00%, 05/15/37	1,230	1,142,633
5.00%, 05/15/42	1,050	941,619
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/21(a)	7,500	7,969,575
Kentwood EDC, Refunding RB, Holland Home Obligated Group, 5.00%, 11/15/41	2,335	2,154,948
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	1,025	1,039,309

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Sparrow Obligated Group, 5.00%, 11/15/36	$2,500	$2,622,075
Sparrow Obligated Group, 5.00%, 11/15/45	3,750	3,973,238
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 4.00%, 11/15/46	8,500	8,167,395
5.00%, 11/15/37	3,000	3,275,370
5.00%, 11/15/41	1,000	1,075,730
Hospital, McLaren Health Care, 5.00%, 05/15/32	1,000	1,115,710
5.00%, 05/15/33	2,000	2,222,400
5.00%, 05/15/34	5,000	5,527,600
5.00%, 05/15/34	1,500	1,658,280
5.00%, 05/15/35	4,945	5,435,247
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,276,800
Hospital; Trinity Health Credit Group, 5.00%, 12/01/21(a)	4,980	5,300,812
MidMichigan Health, 5.00%, 06/01/39	1,500	1,611,810
Trinity Health Credit Group, 5.00%, 12/01/21(a)	20	21,288
5.00%, 12/01/21(a)	5,000	5,322,050
5.00%, 12/01/21(a)	6,500	6,918,795
5.00%, 12/01/45	290	353,846
5.00%, 12/01/45	19,445	21,151,882
Michigan Strategic Fund, Refunding RB, Holland Home Obligated Group, 5.00%, 11/15/43	1,220	1,108,785
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	27,365	29,300,526
State of Michigan Hospital Finance Authority, Refunding RB:
McLaren Health Care, Series A, 5.00%, 06/01/35	2,250	2,378,520

Security	Par (000)	Value

Health (continued)
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	$5,300	$5,469,335

		145,153,296

Housing — 8.4%
State of Michigan HDA, RB:
M/F Housing, Rental Housing Revenue, Series A, 4.45%, 10/01/34	1,000	1,051,080
M/F Housing, Rental Housing Revenue, Series A, 4.63%, 10/01/39	3,490	3,639,058
M/F Housing, Rental Housing Revenue, Series A, 4.75%, 10/01/44	5,000	5,193,950
M/F Housing, Series A, 4.30%, 10/01/40	3,320	3,483,377
M/F, Series A, 4.00%, 10/01/43	7,420	7,853,328
M/F, Williams Pavilion, AMT (Ginnie Mae), 4.75%, 04/20/37	3,025	3,027,208
S/F Housing, Series A, 4.00%, 12/01/44	4,000	4,276,400
S/F Housing, Series C, 4.13%, 12/01/38	7,500	8,057,625

		36,582,026

State — 19.2%
Michigan Finance Authority, RB:
Charter County of Wayne Criminal Justice Center Project, 5.00%, 11/01/34	215	260,589
5.00%, 11/01/43	4,000	4,721,040
5.00%, 11/01/38	2,500	2,986,400
Local Government Loan Program, Series F, 5.00%, 04/01/31	1,000	1,054,040
5.25%, 10/01/41	8,595	9,067,725
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	6,092,658
Michigan Strategic Fund, RB:
1-75 Improvement Project, AMT (AGM), 4.25%, 12/31/38	14,000	13,948,620

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
I-75 Improvement Project, AMT, 5.00%, 12/31/43	$15,000	$15,118,500
Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,452,070
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	7,000	7,389,760
State of Michigan, COP, (AMBAC), 0.00%, 06/01/22(b)(c)	3,000	2,924,040
State of Michigan Building Authority, Refunding RB:
Facilities Program, Series I-A, 5.50%, 10/15/45	2,000	2,107,600
Series I, 5.00%, 04/15/41	4,750	5,445,353
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,166,050
5.00%, 11/15/36	5,345	5,638,440

		83,372,885

Transportation — 5.3%
County of Wayne Airport Authority, ARB, Series A, 5.00%, 12/01/42	1,000	1,078,160
County of Wayne Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	1,475	1,550,299
Series B, AMT, 5.00%, 12/01/42	1,000	1,061,250
Series B, AMT, 5.00%, 12/01/47	1,250	1,305,212
Series D, 5.00%, 12/01/35	3,850	4,208,666
Series D, 5.00%, 12/01/45	5,000	5,250,950
County of Wayne Airport Authority, Refunding RB, Series F, AMT, 5.00%, 12/01/34	8,000	8,687,280

		23,141,817

Utilities — 12.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,655	2,819,265
City of Detroit Michigan Water Supply System Revenue, RB, Series A:
Senior Lien, 5.25%, 07/01/21(a)	4,325	4,476,159
(NPFGC), 5.00%, 07/01/34	10	10,024
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 01/01/22	550	576,779

Security	Par (000)	Value

Utilities (continued)
City of Holland Michigan Electric Utility System, RB, Electric Utility Systems, Series A, 5.00%, 07/01/39	$10,000	$10,412,800
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.00%, 07/01/21(a)	3,180	3,331,432
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	525,105
5.63%, 10/01/40	1,500	1,579,230
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,168,220
Great Lakes Water Authority Water Supply System Revenue, RB, Second Lien, Series B, 5.00%, 07/01/46	10,000	10,938,100
Karegnondi Water Authority, Refunding RB, Water Supply System:
5.00%, 11/01/41	2,750	3,080,852
5.00%, 11/01/45	3,000	3,331,590
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 07/01/34	2,000	2,226,620
Government Loan Program, 5.00%, 07/01/35	750	831,172
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	1,000	1,123,450
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/32	5,250	5,886,510
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/33	3,000	3,355,620

		55,672,928

Total Municipal Bonds in Michigan		604,056,315

Puerto Rico — 3.4%

State — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	2,700	620,892
Series A-1, 5.00%, 07/01/58	555	518,381
Series A-2, 4.33%, 07/01/40	277	247,389
Series A-2, 4.78%, 07/01/58	103	92,720
Series B-1, 4.75%, 07/01/53	616	555,188

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Series B-1, 5.00%, 07/01/58	$7,451	$6,955,583
Series B-2, 4.33%, 07/01/40	5,880	5,238,022
Series B-2, 4.78%, 07/01/58	597	532,213

Total Municipal Bonds in Puerto Rico		14,760,388

Total Municipal Bonds — 142.7% (Cost — $598,963,961)		618,816,703

Municipal Bonds Transferred to Tender Option Bond Trusts(d) — 17.9%

Michigan — 17.9%

Education — 7.5%
Eastern Michigan University, RB, General ,Series A (AGM), 4.00%, 03/01/44	10,000	10,936,600
State of Wayne University, RB, General, Series A, 5.00%, 11/15/43(e)	8,530	10,048,167
University of Michigan, Refunding RB, General, 5.00%, 04/01/46	10,000	11,527,201

		32,511,968

Health — 2.6%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	10,002	10,812,725
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/21(a)	190	202,240

		11,014,965

State — 5.0%
Michigan Finance Authority, Refunding RB, Student Loan, AMT, Series A, 4.00%, 11/01/28	8,750	9,090,725

Security	Par (000)	Value

State (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$5,150	$5,833,096
State of Michigan University, RB, Board of Trustees, Series B, 5.00%, 02/15/44(e)	5,750	6,846,293

		21,770,114

Utilities — 2.8%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	10,000	12,058,997

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.9% (Cost — $74,162,204)		77,356,044

Total Long-Term Investments — 160.6% (Cost — $673,126,165)		696,172,747

	Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.15%(f)( g)	2,089,770	2,090,188

Total Short-Term Securities — 0.5% (Cost — $2,088,516)		2,090,188

Total Investments — 161.1% (Cost — $675,214,681)		698,262,935

Other Assets Less Liabilities — 1.9%		8,325,554

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.6)%		(41,552,223)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (53.4)%		(231,492,726)

Net Assets Applicable to Common Shares — 100.0%		$433,543,540

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2026 to February 15, 2027 is $9,881,917.

(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

(g)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,325,529	—	(235,759	)(b)	2,089,770	$2,090,188	$38,534	$12,001	$1,503

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDC	Economic Development Corp.

GO	General Obligation Bonds

HDA	Housing Development Authority

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bonds

S/F	Single-Family

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$696,172,747	$—	$696,172,747
Short-Term Securities	2,090,188	—	—	2,090,188

Total	$2,090,188	$696,172,747	$—	$698,262,935

(a)	See above Schedule of Investments for values in each sector or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	$—	$(41,362,055)	$—	$(41,362,055)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(273,262,055)	$—	$(273,262,055)